Long-term Investments (Details Narrative)	Dec. 31, 2025 CAD ($)	Dec. 22, 2025 USD ($) shares	Dec. 22, 2025 CAD ($) shares	Aug. 29, 2025 shares	Aug. 08, 2025 CAD ($) shares	Apr. 16, 2025 shares
Entity Information [Line Items]
Share Subscription Amount | $	$ 5,132,534
Global Uranium and Enrichment Ltd [Member]
Entity Information [Line Items]
Share Subscribed						89,448,256
American Uranium Limited [Member]
Entity Information [Line Items]
Share Subscribed				10,621,657	424,866,286
Total Consideration Paid Received | $					$ 1,333,719
Derivative Financial Assets Warrants | $					$ 212,433,143
Number Of Warrants Or Rights Outstanding				5,310,828
Nuran Wireless Inc [Member]
Entity Information [Line Items]
Share Subscribed		1,259,515	1,259,515
Share Subscription Amount		$ 2,600,000	$ 3,584,347